Annual Total Returns [BarChart] - First Trust Dorsey Wright Momentum and Dividend ETF - First Trust Dorsey Wright Momentum and Dividend ETF	Feb. 01, 2021
Bar Chart Table:
2015	(4.83%)
2016	17.07%
2017	13.56%
2018	(15.96%)
2019	32.27%
2020	(3.74%)